Earnings (Loss) Per Share	6 Months Ended
Jun. 30, 2020
Earnings Per Share [Abstract]
Earnings (Loss) Per Share

Note 6. Earnings (Loss) Per Share

The following table presents the numerator and denominator of the basic and diluted net earnings (loss) per share computations for the three and six months ended June 30, 2020 and 2019:

	Three months ended June 30,		Six months ended June 30,
	2020	2019	2020	2019
	In thousands, except per share amounts		In thousands, except per share amounts
Numerator:
Net income (loss) attributable to Stratasys Ltd.	$(27,986)	$1,152	$(49,689)	$(1,118)
Denominator:
Weighted average shares - denominator for
Basic	54,917	54,231	54,733	54,102
Diluted	54,917	54,687	54,733	54,102
Net earnings (loss) per share attributable to Stratasys Ltd.
Basic	$(0.51)	$0.02	$(0.91)	$(0.02)
Diluted	$(0.51)	$0.02	$(0.91)	$(0.02)

The computation of diluted net loss per share excluded share awards of 4.9 million shares and 5.1 million shares for the six months ended June 30, 2020 and 2019, respectively, because their inclusion would have had an anti-dilutive effect on the diluted net loss per share.

The computation of diluted net earnings (loss) per share excluded share awards of 4.9 million shares and 3.5 million shares for the three months ended June 30, 2020 and 2019, respectively, because their inclusion would have had an anti-dilutive effect on the diluted net earnings (loss) per share.